Acquisitions, disposals and reorganization (Details Textual) - CNY (¥) ¥ in Thousands		1 Months Ended					12 Months Ended
	May 09, 2016	Nov. 30, 2017	Oct. 31, 2017	Jan. 31, 2017	Jan. 31, 2016	Jul. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Acquisitions and disposals reorganization (Textual)
Total consideration receivable	¥ 198,776					¥ 58,800
Business acquisition, description	(i) RMB179,223 in cash after netting off with the receivable of RMB1,836 in relation with the exercise of the InsCom share options, and (ii) 7,416,000 ordinary shares of the Company. Upon completion of the acquisition in May 2016, the Group's equity interests in InsCom increased from 65.1% to 100%.
Additional interest of subsidiaries								¥ 187,810
Equity method investment, ownership percentage										20.60%
Equity adjustment, cash consideration					¥ 10,000
Disposals of subsidiaries total consideration									¥ 30,712
Gain(Loss) on disposal of subsidiaries							¥ 3,146		¥ 3,082
Fair value of convertible debt			¥ 22,000				22,000	¥ 22,000
Trend and expected revenue and margin							¥ 4,500
Expected volatility							58.20%
InsCom service Limited, InsCom Holding Limited [Member] | Disposal Group, Not Discontinued Operations [Member]
Acquisitions and disposals reorganization (Textual)
Disposals of subsidiaries total consideration							¥ 11,214
Beijing Ruisike Management Consulting Co., Ltd [Member] | Disposal Group, Not Discontinued Operations [Member]
Acquisitions and disposals reorganization (Textual)
Disposals of subsidiaries total consideration				¥ 20,867
Gain(Loss) on disposal of subsidiaries				¥ 2,029
Fanhua Times Sales and Service Co Limited [Member]
Acquisitions and disposals reorganization (Textual)
Value of a convertible loan receivable			108,000
Fair value			22,000
Fanhua Times Sales and Service Co Limited [Member] | Disposal Group, Not Discontinued Operations [Member]
Acquisitions and disposals reorganization (Textual)
Total consideration receivable			¥ 116,514
Diluted ownership percentage			10.00%
Additional interest of subsidiaries			¥ 367
Equity adjustment, cash consideration			95,398
Disposals of subsidiaries total consideration			225,398
Gain(Loss) on disposal of subsidiaries			884
Value of a convertible loan receivable			130,000
Subsidiaries including goodwill			¥ 12,208
Fanhua Bocheng Brokerage Limited [Member] | Disposal Group, Not Discontinued Operations [Member]
Acquisitions and disposals reorganization (Textual)
Total consideration receivable		¥ 103,446
Disposals of subsidiaries total consideration		46,582
Gain(Loss) on disposal of subsidiaries		¥ (904)
Equity Unit Purchase Agreements [Member]
Acquisitions and disposals reorganization (Textual)
Acquisition of equity interest, percentage	34.90%